Cover	May 09, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41039
Entity Registrant Name	RCF ACQUISITION CORP.
Entity Central Index Key	0001870143
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1400 Wewatta Street
Entity Address, Address Line Two	Suite 850
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	946-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	RCFA.U
Security Exchange Name	NYSE
Class A ordinary shares, 0.0001 par value
Title of 12(b) Security	Class A ordinary shares, 0.0001 par value
Trading Symbol	RCFA
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	RCFA WS
Security Exchange Name	NYSE